BORROWING (Details) - USD ($)	Dec. 31, 2023	Feb. 28, 2023	Apr. 01, 2021	Mar. 31, 2021
Movantik
Disclosure of detailed information about borrowings [line items]
Restricted cash transferred to collateral bank account	$ 800,000	$ 16,000,000
3-month LIBOR floor rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				1.75%
Fixed rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			6.70%	8.20%